Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares, EUR 0.025 par value
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	21.14
Maximum Aggregate Offering Price	$ 147,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,436.04
Offering Note	1a. For the "Security Class Title" column, the securities to be registered include ordinary shares, par value EUR 0.025 per share ("Ordinary Shares") of Criteo S.A. (the "Registrant"), options to purchase Ordinary Shares issuable under the Registrant's Amended 2016 Stock Option Plan ("Option Plan") and rights to acquire Ordinary Shares issuable under the Registrant's Amended and Restated 2015 Time-Based Restricted Stock Units Plan ("RSU Plan") or under the Registrant's Amended and Restated 2015 Performance-Based Restricted Stock Units Plan ("PSU Plan"). 1b. For the "Amount Registered" column, this Registration Statement covers 7,000,000 Ordinary Shares issuable under the Registrant's Option Plan, RSU Plan, or PSU Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the amount also covers an indeterminate amount of additional Ordinary Shares, which may be offered and issued under the Registrant's Option Plan, RSU Plan, or PSU Plan as a result of stock splits, stock dividends, or similar transactions increasing the number of the Registrant's outstanding Ordinary Shares without any consideration. 1c. For the "Fee Calculation Rule" and the "Proposed Maximum Offering Price Per Unit" columns, the amounts are estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low prices of the shares on the Nasdaq Global Select Market on July 23, 2026.